Property, Plant and Equipment, Net (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Property, Plant and Equipment, Net (Textual)
Depreciation expense	$ 145	$ 261	$ 319
Impairment of property, plant and equipment		$ 233	$ 113